Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes

	Year Ended December 31,
	2021	2020
Domestic	$(16,496)	$(9,554)
Foreign	(1,617)	(961)
Loss before provision for income taxes	$(18,113)	$(10,515)

Schedule of components of the provision for income taxes

	Year Ended December 31,
	2021	2020
Current expense (benefit):
Federal	$—	$(818)
State	50	15
Foreign	—	—
Total current expense (benefit)	$50	$(803)
Deferred expense (benefit):
Federal	$264	$—
State	72	—
Foreign	—	—
Total deferred expense (benefit)	$336	$—
Total provision for (benefit from) income taxes	$386	$(803)

Schedule of reconciliation setting forth the differences between the effective tax rates

	Year Ended December 31,
	2021		2020
Tax provision (benefit) at U.S. statutory rate	(3,804)	21.0%	(2,209)	21.0%
State income taxes	(409)	2.3%	(127)	1.2%
Foreign taxes in excess of the U.S. statutory rate	74	(0.4)%	202	(1.9)%
Change of valuation allowance	2,397	(13.2)%	525	(5.0)%
Change in fair value of warrant liabilities.	1,275	(7.1)%	—	—
Share-based compensation	1,548	(8.6)%	779	(7.4)%
Attribute carryback	—	—	(203)	1.9%
Tax credits	(862)	4.8%	—	—
Other	167	(0.9)%	230	(2.2)%
Tax expense (benefit)	386	(2.1)%	(803)	7.6%

Significant components of deferred tax assets and liabilities

	As of December 31,
	2021	2020
Deferred tax assets
Accrued compensation	$3,074	$1,772
Operating lease liability	2,829	3,173
Share-based compensation	804	317
Net operating loss carryforwards	11,187	11,040
Allowance for bad debt	413	395
Interest expense limitation	19	375
Tax credits	862	—
Other	62	145
Total deferred tax assets.	$19,250	$17,217
Deferred tax liabilities
Depreciation and amortization	$(3,089)	$(2,718)
Operating lease assets	(2,148)	(2,306)
Total deferred tax assets (liabilities)	$14,013	$12,193
Valuation allowance	(14,436)	(12,278)
Net deferred tax assets (liabilities)	$(423)	$(85)

Reconciliation of the beginning and ending amount of uncertain tax positions

	As of December 31,
	2021	2020
Beginning Balance	$43	$34
Additions for current year items	115	9
Additions for prior year items	269	—
Reductions for prior year items	—	—
Lapse of statute of limitations	—	—
Ending Balance	$427	$43